LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Schedule of Right of Use Asset or Lease Liability Calculations

	December 31,
	2021	2020
Assets
Right-of-use asset	$6,129,411	$7,106,279

Liabilities
Current
Lease liability	$1,600,107	$1,791,773

Noncurrent
Lease liability	$5,132,895	$5,964,275

Total lease liability	$6,733,002	$7,756,048

Schedule of Lease Income and Expenses

		Three Months Ended June 30,		Six Months Ended June 30,
Lease costs	Classification	2022	2021	2022	2021
Operating lease costs	Selling, general and administrative expenses	$590,072	$664,315	$1,166,611	$1,410,843
Operating lease costs	Direct costs	—	—	—	60,861
Sublease income	Selling, general and administrative expenses	(76,568)	—	(121,983)	—
Net lease costs		$513,504	$664,315	$1,044,628	$1,471,704

		December 31,
Lease costs	Classification	2021	2020
Operating lease costs	Selling, general and administrative expenses	$2,642,798	$2,234,988
Operating lease costs	Direct costs	60,861	231,410
Net lease costs		$2,703,659	$2,466,398

Schedule of Future Minimum Payments Under Operating Lease Agreements

2022	$1,009,668
2023	1,954,903
2024	1,824,908
2025	1,232,060
2026	940,982
Thereafter	—
Total lease payments	$6,962,521
Less: Imputed interest	(1,042,661)
Present value of lease liabilities	$5,919,860

2022	$2,073,241
2023	1,954,903
2024	1,824,908
2025	1,232,060
2026	940,989
Thereafter	—
Total	$8,026,101
Less: Imputed interest	(1,293,099)
Present value of lease liabilities	$6,733,002